SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Lease
2025	$ 141,552
2026	93,335
2027	91,908
2028	91,908
After 2028	367,632
Total lease payments	786,335
Less: Imputed Interest	(115,309)
Present value of operating lease liabilities	$ 671,026	$ 712,064